UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8252

CREDIT SUISSE EMERGING MARKETS FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Emerging Markets Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (91.5%)
Brazil (6.5%)
Airlines (0.7%)
Gol-Linhas Aereas Inteligentes SA ADR*§	13,000	$221,000

Banks (0.6%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	8,500	184,535

Diversified Telecommunication Services (1.8%)
Brasil Telecom Participacoes SA ADR	7,500	225,000
Tele Norte Leste Participacoes SA ADR§	18,800	245,528
Tele Norte Lests Participacoes SA	8,000,000	98,659
		569,187

Metals & Mining (0.5%)
Companhia Siderurgica Nacional SA	9,900	144,182

Oil & Gas (2.1%)
Petroleo Brasileiro SA - Petrobras ADR§	24,500	653,410

Paper & Forest Products (0.8%)
Aracruz Celulose SA ADR	7,500	259,500

TOTAL BRAZIL		2,031,814

Chile (1.2%)
Banks (0.6%)
Banco Santander Chile SA ADR	6,500	172,900

Electric Utilities (0.6%)
Empresa Nacional de Electricidad SA	457,000	202,146

TOTAL CHILE		375,046

China (3.5%)
Diversified Telecommunication Services (1.8%)
China Telecom Corporation, Ltd. Series H	1,734,000	572,453

Household Durables (0.5%)
Guangdong Kelon Electrical Holdings Company, Ltd. Series H*	376,000	157,875

Oil & Gas (1.2%)
China Petroleum and Chemical Corp. ADR§	4,300	170,323
China Petroleum and Chemical Corp. Series H	494,000	191,587
		361,910

TOTAL CHINA		1,092,238

Hong Kong (2.5%)
Industrial Conglomerates (0.4%)
Golden Meditech Company, Ltd.	372,000	140,695

Oil & Gas (1.2%)
CNOOC, Ltd.	787,000	378,373

Textiles & Apparel (0.9%)
Ports Design, Ltd.	146,500	269,527

TOTAL HONG KONG		788,595

	Number of Shares	Value

Hungary (0.8%)
Oil & Gas (0.8%)
MOL Magyar Olaj-es Gazipari Rt.	6,200	255,599

TOTAL HUNGARY		255,599

India (1.2%)
Chemicals (1.2%)
Reliance Industries, Ltd. GDR, Rule 144A‡	16,700	362,390

TOTAL INDIA		362,390

Indonesia (0.9%)
Banks (0.3%)
PT Bank Danamon Indonesia Tbk	293,500	102,813

Diversified Telecommunication Services (0.6%)
PT Telekomunikasi Indonesia	223,000	189,190

TOTAL INDONESIA		292,003

Israel (4.1%)
Banks (0.7%)
Bank Hapoalim, Ltd.	78,000	212,665

Diversified Financials (0.6%)
IDB Development Corporation, Ltd.	8,000	196,146

Internet Software & Services (0.7%)
Check Point Software Technologies, Ltd.*	10,900	216,801

Pharmaceuticals (2.1%)
Teva Pharmaceutical Industries, Ltd. ADR§	22,300	660,080

TOTAL ISRAEL		1,285,692

Malaysia (6.2%)
Banks (4.0%)
Commerce Asset-Holding Berhad	403,600	497,065
Public Bank Berhad	430,627	754,396
		1,251,461

Diversified Telecommunication Services (1.5%)
Telekom Malaysia Berhad	165,100	447,508

Media (0.7%)
Astro All Asia Networks PLC*	183,300	220,925

TOTAL MALAYSIA		1,919,894

Mexico (8.7%)
Beverages (0.8%)
Fomento Economico Mexicano SA de CV ADR	3,900	171,366
Grupo Modelo SA de CV Series C	35,400	87,616
		258,982

	Number of Shares	Value

Construction & Engineering (0.5%)
Empresas ICA Sociedad Controladora SA de CV*	540,600	158,666

Construction Materials (1.0%)
Cemex SA de CV ADR	11,410	321,534

Diversified Telecommunication Services (1.0%)
Telefonos de Mexico SA de CV ADR	10,000	308,800

Household Durables (0.5%)
Consorcio ARA SA de CV*	60,100	163,229

Media (0.5%)
Grupo Televisa SA ADR	2,900	136,300

Metals & Mining (0.7%)
Grupo Mexico SA de CV Series B*	59,594	199,708

Multiline Retail (0.9%)
Wal-Mart de Mexico SA de CV Series V	88,600	270,131

Real Estate (0.7%)
Desarrolladora Homex SA de CV ADR*	7,500	133,425
Urbi Desarrollos Urbanos SA de CV*	27,335	94,358
		227,783

Wireless Telecommunication Services (2.1%)
America Movil SA de CV ADR, Series L	18,300	653,859

TOTAL MEXICO		2,698,992

Russia (5.0%)
Banks (0.5%)
Sberbank RF	400	152,000

Investment Company (1.9%)
Novy Neft II, Ltd.*	54,300	603,816

Oil & Gas (1.6%)
Lukoil ADR	4,600	501,400

Wireless Telecommunication Services (1.0%)
AO VimpelCom ADR*	3,600	314,820

TOTAL RUSSIA		1,572,036

Singapore (0.9%)
Chemicals (0.9%)
Hi-P International, Ltd.	375,000	294,203

TOTAL SINGAPORE		294,203

South Africa (9.4%)
Banks (2.7%)
FirstRand, Ltd.	88,000	140,968
Standard Bank Group, Ltd.	100,371	687,023

		827,991

	Number of Shares	Value

Diversified Telecommunication Services (1.2%)
Telkom South Africa, Ltd.	28,230	361,461

Household Durables (1.1%)
Steinhoff International Holdings, Ltd.	269,020	345,530

Industrial Conglomerates (0.8%)
Bidvest Group, Ltd.	30,000	262,784

Insurance (0.6%)
Sanlam, Ltd.	137,000	191,265

Media (1.2%)
Naspers, Ltd. N Shares	51,000	366,175

Oil & Gas (1.2%)
Sasol	22,000	364,180

Specialty Retail (0.6%)
JD Group, Ltd.	28,200	199,504

TOTAL SOUTH AFRICA		2,918,890

South Korea (16.3%)
Auto Components (1.6%)
Hankook Tire Company, Ltd.	66,300	499,447

Automobiles (1.4%)
Hyundai Motor Company, Ltd.	12,150	450,885

Banks (1.9%)
Daegu Bank	73,060	387,321
Industrial Bank of Korea	38,260	201,851
		589,172

Household Durables (1.7%)
LG Electronics, Inc.	12,700	528,850

Internet Software & Services (0.5%)
NCsoft Corp.*	2,200	160,838

Semiconductor Equipment & Products (7.6%)
Samsung Electronics Company, Ltd.	5,642	2,011,726
Samsung Techwin Company, Ltd.*	46,900	344,883
		2,356,609

Wireless Telecommunication Services (1.6%)
SK Telecom Company, Ltd.	1,700	231,124
SK Telecom Company, Ltd. ADR§	15,400	271,964
		503,088

TOTAL SOUTH KOREA		5,088,889

	Number of Shares	Value

Taiwan (12.8%)
Banks (4.0%)
Chinatrust Financial Holding Company, Ltd.	229,000	233,783
Mega Financial Holding Company, Ltd.	916,000	571,321
Taishin Financial Holdings Company, Ltd.	571,000	436,776
		1,241,880

Computers & Peripherals (4.1%)
Acer, Inc.	531,553	681,839
Advantech Company, Ltd.	225,000	440,203
Compeq Manufacturing Company, Ltd.*	486,000	157,282
		1,279,324

Diversified Financials (0.7%)
First Financial Holding Company, Ltd.*	339,000	224,404

Insurance (1.3%)
Cathay Financial Holding Company, Ltd.	247,000	406,943

Real Estate (1.2%)
Cathay Real Estate Development Company, Ltd.	717,000	356,496

Semiconductor Equipment & Products (1.5%)
Taiwan Semiconductor Manufacturing Company, Ltd.	175,468	221,465
United Microelectronics Corp.	388,782	248,207
		469,672

TOTAL TAIWAN		3,978,719

Thailand (4.3%)
Banks (1.4%)
Siam City Bank Public Company, Ltd.	749,900	431,937

Construction Materials (2.0%)
Siam Cement Public Company, Ltd.	106,700	630,078

Wireless Telecommunication Services (0.9%)
Advanced Info Service Public Company, Ltd.	127,050	276,730

TOTAL THAILAND		1,338,745

Turkey (3.0%)
Banks (1.6%)
Akbank T.A.S.	84,864,776	350,047
Turkiye Garanti Bankasi AS	52,996,000	164,399
		514,446

Diversified Financials (1.4%)
Koc Holding AS	83,095,000	427,726

TOTAL TURKEY		942,172

United Kingdom (3.2%)
Metals & Mining (3.2%)
Anglo American PLC	46,541	989,112

TOTAL UNITED KINGDOM		989,112

	Number of Shares	Value

Venezuela (1.0%)
Diversified Telecommunication Services (1.0%)
Compania Anonima Nacional Telefonos de Venezuela ADR§	15,800	315,526

TOTAL VENEZUELA		315,526

TOTAL COMMON STOCKS (Cost $23,685,130)		28,540,555

PREFERRED STOCKS (3.6%)
Brazil (3.6%)
Banks (0.7%)
Banco Itau Holding Financeira	2,480,000	231,530

Diversified Telecommunication Services (0.3%)
Telesp-Telecomunicacoes de Sao Paulo SA	5,000,000	82,751

Electric Utilities (0.7%)
Companhia Energetica de Minas Gerais	12,200,000	224,895

Metals & Mining (1.9%)
Companhia Vale do Rio Doce ADR	9,500	418,950
Usinas Siderurgicas de Minas Gerais SA Series A	11,300	161,429
		580,379

TOTAL PREFERRED STOCKS (Cost $735,859)		1,119,555

WARRANTS (1.5%)
United Kingdom (1.5%)
Diversified Financials (1.5%)
UBS AG expires 5/20/05* (Cost $532,679)	53,000	483,890

RIGHTS (0 .0%)
Thailand (0.0%)
Diversified Telecommunicati on Services (0.0%)
TelecomAsia Corp. Public Company, Ltd., Strike $11.85, expires 4/01/08* (Cost $0)	191,874	0

SHORT-TERM INVESTMENT (6.9%)
State Street Navigator Prime Fund§§ (Cost $2,158,100)	2,158,100	2,158,100

	Par (000)
SHORT-TERM INVESTMENT (3.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $924,000)	$924	924,000

TOTAL INVESTMENTS AT VALUE (106.5%) (Cost $28,035,768)		33,226,100

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.5%)		(2,018,650)

NET ASSETS (100.0%)		$31,207,450

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*                              Non-income producing security.

‡                               Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, these securities amounted to a value of $362,390 or 1.2% of net assets.

§                              Security or portion thereof is out on loan.

§§                       Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,035,768, $6,272,399, $(1,082,067) and $5,190,332, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE EMERGING MARKETS FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004